Organization and Nature of Operations - Schedule of Consolidated Financial Information of the VIE and VIE’s Subsidiaries (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 857,212	$ 694,439
Restricted cash	15,070	39,983
Accounts receivable	5,809,374	6,013,536
Notes receivable	522,331	236,654
Inventories, net	2,674,001	2,349,705
Due from parent company	940,130	966,533
Due from a related party		342,053
Prepaid expense and other current assets	2,004,889	1,059,275
Total current assets	12,823,007	11,702,178
Non-current assets
Property, plant and equipment, net	10,385,742	10,752,745
Prepayment for purchase of Yingxuan Assets	5,339,093	5,207,346
Intangible assets, net	4,432,403	4,659,569
Finance lease right-of-use assets, net		681,845
Deferred tax assets	40,773	10,273
Total Assets	33,021,018	33,013,956
Current liabilities
Short-term loans	6,079,252	5,726,841
Accounts payable	1,380,202	1,379,161
Due to related parties	32,866
Income tax payable	34,428	33,778
Finance lease obligation, current		45,300
Accrued expenses and other payables	638,610	477,987
Total current liabilities	8,165,358	7,663,067
Long-term loans	3,305,209	3,338,075
Long-term loans - related party	7,895,020	8,122,384
Total Liabilities	19,365,587	19,123,526
Net Assets	$ 13,655,431	$ 13,890,430